Balance Sheet (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMON STOCK
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	150,000,000	150,000,000	150,000,000
Common stock, issued	90,389,885	71,724,104	67,277,224